RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	$ 322	$ 177	$ 173	$ 237	$ 404	$ 799
Restricted cash	184		181
Investments in equity securities	229		117
Property, plant and equipment	29,317		29,025
Contingent consideration	(3)		(3)
Equity-accounted investments	896		703
Total	19,523		19,062
Level 1
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	322
Restricted cash	184
Investments in equity securities	87
Property, plant and equipment	0
Contingent consideration	0
Equity-accounted investments	896
Total	(702)
Level 2
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	65
Property, plant and equipment	0
Contingent consideration	0
Equity-accounted investments	0
Total	(9,166)
Level 3
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	77
Property, plant and equipment	29,317
Contingent consideration	(3)
Equity-accounted investments	0
Total	29,391
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	26		3
Financial instrument liabilities	0		(22)
Energy derivative contracts | Level 1
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Energy derivative contracts | Level 2
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	26
Financial instrument liabilities	0
Energy derivative contracts | Level 3
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	1		9
Financial instrument liabilities	(157)		(116)
Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	1
Financial instrument liabilities	(157)
Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	29		55
Financial instrument liabilities	(9)		0
Foreign exchange swaps | Level 1
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Foreign exchange swaps | Level 2
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	29
Financial instrument liabilities	(9)
Foreign exchange swaps | Level 3
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Corporate borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(1,791)		(2,367)
Corporate borrowings | Level 1
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(1,791)
Corporate borrowings | Level 2
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	0
Corporate borrowings | Level 3
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	0
Non-recourse borrowing
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(9,521)		$ (8,696)
Non-recourse borrowing | Level 1
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(400)
Non-recourse borrowing | Level 2
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	(9,121)
Non-recourse borrowing | Level 3
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed	$ 0